Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our current and former CEO and the average compensation of the other non-CEO

Named Executive Officers (the “Other NEOs”) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “Compensation Actually Paid” as calculated pursuant to SEC rules and certain performance measures required by SEC rules.

							Value of Initial Fixed $100 Investment Based on:			Company- Selected Measure:
Year	Summary Compensation Table Total for Mr. Glassman (1)	Compensation Actually Paid to Mr. Glassman (2)	Summary Compensation Table Total for Mr. Dolloff (1)	Compensation Actually Paid to Mr. Dolloff (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Leggett’s Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in millions)	Adjusted EBITDA (4)(5) (in millions)
2024	$9,872,920	$4,537,359	$5,723,655	$920,477	$1,609,591	$923,762	$24	$154	$(511.4)	$402.2
2023	—	—	7,347,194	3,415,881	1,900,393	972,427	62	145	(136.8)	506.2
2022	—	—	7,647,818	3,585,036	2,453,626	(18,148)	72	111	309.9	656.6
2021	9,210,966	7,022,205	—	—	2,716,052	1,955,550	88	147	402.6	747.8
2020	8,742,815	4,830,970	—	—	2,486,174	1,904,185	91	117	253.1	654.3

(1)
In 2024, Mr. Dolloff was the CEO until his resignation on May 20, 2024, at which time Mr. Glassman was appointed CEO. The 2024 Summary Compensation Total for Mr. Glassman includes $376,857 as compensation for a partial year of service as a non-management director prior to his appointment as CEO on May 20, 2024. The Other NEOs in 2024 were Mr. Burns, Mr. Hagale, Ms. Davis, and Mr. Smith. In 2023, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Burns, Mr. Jeffrey L. Tate, Mr. Steven K. Henderson, Mr. Hagale and Mr. Scott S. Douglas. In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman (Executive Chairman), Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021 and 2020, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Mr. Douglas.

(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2024 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation

S-K

to calculate “Compensation Actually Paid”:

	2024
	Glassman	Dolloff	Other NEOs
Summary Compensation Table Total	$9,872,920	$5,723,655	$1,609,591
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0	0
Increase for service cost for pension plans (a)	0	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(7,513,942)	(4,043,282)	(717,897)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year (c)	2,906,462	1,265,027	224,611
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(417,862)	(1,515,807)	(124,853)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(310,219)	(509,116)	(67,690)
Compensation Actually Paid	4,537,359	920,477	923,762

(a)	Following the Company’s Retirement Plan (described at page 53) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)
The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years. The deduction amount reported for Mr. Glassman includes $310,000 attributable to a stock award he was granted as a director prior to his appointment as CEO on May 20, 2024.

(c)	The amount reported for Mr. Glassman includes $146,698 attributable to 15,281 shares of restricted stock he was granted as a director prior to his appointment as CEO on May 20, 2024.

(3)
The peer group consists of the companies used for the stock performance graph in the Company’s Annual Report to Shareholders for the year listed. For 2020 through 2023, the peer group consisted of: Carlisle Companies Incorporated, Danaher Corporation, Dover Corporation, Eaton Corporation plc, Emerson Electric Co., Illinois Tool Works Inc., Ingersoll Rand Inc., Masco Corporation, Pentair plc, and PPG Industries, Inc. We updated our peer group for 2024 to include companies that better reflect our end market exposure, macroeconomic sensitivity, and capital discipline. For 2024, the peer group consisted of: AMETEK, Inc., Core & Main, Inc., Fortune Brands Innovations, Inc., Gentherm Incorporated,

La-Z-Boy

Incorporated, Lear Corporation, Masco Corporation, MillerKnoll, Inc., Mohawk Industries, Inc., and Somnigroup International Inc. (formerly known as Tempur Sealy International, Inc.). The cumulative

5-year

total shareholder returns through December 31, 2024 of the former peer group, the current peer group, and the Company were $194, $154 and $24, respectively.

(4)
The Company has identified Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) as the company-selected measure for this pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to each CEO and Other NEOs in 2024 to the Company’s performance.

Adjusted EBITDA is the primary metric (weighted 65%) in the Company’s Key Officers Incentive Plan (KOIP) for 2024 described at page 36, and total adjusted EBITDA over the three year performance period accounts for 50% of the payout of the 2024 Performance Stock Units, described at page 39. Adjusted EBITDA is a component of cash flow, a metric weighted at 35% of the KOIP and also described at page 37.
Adjusted EBITDA is derived from earnings before interest and income taxes as reported in the Company’s Consolidated Statements of Operations, plus depreciation and amortization reported in the Company’s Consolidated Statements of Cash Flows and subject to the adjustments applied to the KOIP’s EBITDA calculation, including all items of gain, loss or expense (i) from non-cash

impairments; (ii) related to loss contingencies identified in the Company’s

10-K

relating to the fiscal year immediately preceding the performance period; (iii) related to the disposal of a segment of a business; and (iv) related to a change in accounting principle. Financial results from acquisitions are excluded in the year of acquisition, and financial results from businesses classified as discontinued operations and businesses divested during the year are included. Adjusted EBITDA also excludes (i) certain currency and hedging-related gains and losses, (ii) gains and losses from asset disposals, and (iii) items that are outside the scope of the Company’s core, on-going

business activities, including changes to the Company’s capital allocation priorities and related uses of cash.

(5)
Adjusted EBITDA was chosen from the following five most important financial performance measures used by the Company to link compensation actually paid to each CEO and Other NEOs in 2024 to the Company’s performance:

Performance Metrics
Adjusted EBITDA
Cash Flow (as defined in the KOIP, described at page 37)
ROIC (as defined in the 2024 Performance Stock Unit Awards, described at page 39)
EBIT CAGR (as defined in the 2022 Performance Stock Unit Awards, described at page 40)
Relative Total Shareholder Return (as defined in the 2024 Performance Stock Unit Awards, described at page 39)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Other NEOs in 2024 were Mr. Burns, Mr. Hagale, Ms. Davis, and Mr. Smith. In 2023, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Burns, Mr. Jeffrey L. Tate, Mr. Steven K. Henderson, Mr. Hagale and Mr. Scott S. Douglas. In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman (Executive Chairman), Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021 and 2020, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Mr. Douglas.
Peer Group Issuers, Footnote
(3)
The peer group consists of the companies used for the stock performance graph in the Company’s Annual Report to Shareholders for the year listed. For 2020 through 2023, the peer group consisted of: Carlisle Companies Incorporated, Danaher Corporation, Dover Corporation, Eaton Corporation plc, Emerson Electric Co., Illinois Tool Works Inc., Ingersoll Rand Inc., Masco Corporation, Pentair plc, and PPG Industries, Inc. We updated our peer group for 2024 to include companies that better reflect our end market exposure, macroeconomic sensitivity, and capital discipline. For 2024, the peer group consisted of: AMETEK, Inc., Core & Main, Inc., Fortune Brands Innovations, Inc., Gentherm Incorporated,

La-Z-Boy

Incorporated, Lear Corporation, Masco Corporation, MillerKnoll, Inc., Mohawk Industries, Inc., and Somnigroup International Inc. (formerly known as Tempur Sealy International, Inc.). The cumulative

5-year

total shareholder returns through December 31, 2024 of the former peer group, the current peer group, and the Company were $194, $154 and $24, respectively.

Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2024 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation

S-K

to calculate “Compensation Actually Paid”:

	2024
	Glassman	Dolloff	Other NEOs
Summary Compensation Table Total	$9,872,920	$5,723,655	$1,609,591
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0	0
Increase for service cost for pension plans (a)	0	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(7,513,942)	(4,043,282)	(717,897)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year (c)	2,906,462	1,265,027	224,611
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(417,862)	(1,515,807)	(124,853)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(310,219)	(509,116)	(67,690)
Compensation Actually Paid	4,537,359	920,477	923,762

(a)	Following the Company’s Retirement Plan (described at page 53) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)
The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years. The deduction amount reported for Mr. Glassman includes $310,000 attributable to a stock award he was granted as a director prior to his appointment as CEO on May 20, 2024.

(c)	The amount reported for Mr. Glassman includes $146,698 attributable to 15,281 shares of restricted stock he was granted as a director prior to his appointment as CEO on May 20, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 1,609,591	$ 1,900,393	$ 2,453,626	$ 2,716,052	$ 2,486,174
Non-PEO NEO Average Compensation Actually Paid Amount	$ 923,762	972,427	(18,148)	1,955,550	1,904,185
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2024 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation

S-K

to calculate “Compensation Actually Paid”:

	2024
	Glassman	Dolloff	Other NEOs
Summary Compensation Table Total	$9,872,920	$5,723,655	$1,609,591
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0	0
Increase for service cost for pension plans (a)	0	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(7,513,942)	(4,043,282)	(717,897)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year (c)	2,906,462	1,265,027	224,611
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(417,862)	(1,515,807)	(124,853)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(310,219)	(509,116)	(67,690)
Compensation Actually Paid	4,537,359	920,477	923,762

(a)	Following the Company’s Retirement Plan (described at page 53) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)
The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years. The deduction amount reported for Mr. Glassman includes $310,000 attributable to a stock award he was granted as a director prior to his appointment as CEO on May 20, 2024.

(c)	The amount reported for Mr. Glassman includes $146,698 attributable to 15,281 shares of restricted stock he was granted as a director prior to his appointment as CEO on May 20, 2024.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Leggett Total Shareholder Return
.

The chart below reflects the Compensation Actually Paid to our CEOs and the average of the Other NEOs in 2020, 2021, 2022, 2023 and 2024 and the Company’s cumulative TSR over that same period, based upon the value of an initial $100 investment in Leggett stock on December 31, 2019. See the tables and related footnotes beginning on page 56 for the specific dollar amounts and additional details.

As shown in the pay versus performance table on page 56, the cumulative TSR of the peer group appreciably outperformed the Company’s TSR in the years reported.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income
.

The chart below reflects the Compensation Actually Paid to our CEOs and the average of the Other NEOs in 2020, 2021, 2022, 2023 and 2024 and the Company’s Net Income over that same period. See the tables and related footnotes beginning on page 56 for the specific dollar amounts and additional details.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Adjusted EBITDA
.

The chart below reflects the Compensation Actually Paid to our CEOs and the average of the Other NEOs in 2020, 2021, 2022, 2023 and 2024 and the Company’s Adjusted EBITDA over that same period. See the tables and related footnotes beginning on page 56 for the specific dollar amounts and additional details.

Tabular List, Table
(5)
Adjusted EBITDA was chosen from the following five most important financial performance measures used by the Company to link compensation actually paid to each CEO and Other NEOs in 2024 to the Company’s performance:

Performance Metrics
Adjusted EBITDA
Cash Flow (as defined in the KOIP, described at page 37)
ROIC (as defined in the 2024 Performance Stock Unit Awards, described at page 39)
EBIT CAGR (as defined in the 2022 Performance Stock Unit Awards, described at page 40)
Relative Total Shareholder Return (as defined in the 2024 Performance Stock Unit Awards, described at page 39)

Total Shareholder Return Amount	$ 24	62	72	88	91
Peer Group Total Shareholder Return Amount	154	145	111	147	117
Net Income (Loss)	$ (511,400,000)	$ (136,800,000)	$ 309,900,000	$ 402,600,000	$ 253,100,000
Company Selected Measure Amount	402,200,000	506,200,000	656,600,000	747,800,000	654,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EBIT CAGR
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Glassman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,872,920	$ 0	$ 0	$ 9,210,966	$ 8,742,815
PEO Actually Paid Compensation Amount	$ 4,537,359	0	0	$ 7,022,205	$ 4,830,970
PEO Name	Mr. Glassman			Mr. Glassman	Mr. Glassman
Dolloff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,723,655	7,347,194	7,647,818	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 920,477	$ 3,415,881	$ 3,585,036	$ 0	$ 0
PEO Name	Mr. Dolloff	Mr. Dolloff	Mr. Dolloff
PEO | Glassman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Glassman [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Glassman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,513,942)
PEO | Glassman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,906,462
PEO | Glassman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(417,862)
PEO | Glassman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(310,219)
PEO | Dolloff [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dolloff [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dolloff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,043,282)
PEO | Dolloff [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,265,027
PEO | Dolloff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,515,807)
PEO | Dolloff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(509,116)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(717,897)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,611
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,853)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (67,690)